Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of The Statutory Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Effect of different income tax rates in other jurisdictions	0.10%	(0.10%)	(2.70%)
Effect of non-includable items	0.00%	3.30%	0.50%
Effect of preferential tax rates	1.30%	(0.10%)	0.50%
Effect of non-deductible expenses	(0.30%)	0.20%	(0.10%)
Effect of changes in valuation allowance	0.40%	(0.40%)	1.00%
Effect of prior year true up	4.70%	(2.70%)	0.00%
Effective tax rate	22.70%	16.70%	15.70%